PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Feb. 28, 2025
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment, net

	As of	As of
	February 29,	February 28,
	2024	2025
Building	$57,777	$209,237
Leasehold improvement	84,925	144,157
Computer, equipment and software	114,976	143,187
Vehicles	769	760
Office equipment and furniture	2,799	4,424
Construction in progress	286,429	143,040

Total cost of property and equipment	547,675	644,805
Less: accumulated depreciation	(133,596)	(163,894)
Less: accumulated impairment loss	(8,760)	(8,545)
	$405,319	$472,366